Properties and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Properties and Equipment
Properties and Equipment
Properties and equipment is carried at cost and consists of the following:

	Estimated Useful Life(a) (Years)	December 31,
		2017	2016
		(Millions)
Proved properties	(b)	$5,815	$4,577
Unproved properties	(c)	2,194	1,892
Gathering, processing and other facilities	15-25	242	183
Construction in progress	(c)	305	144
Other	3-40	118	113
Total properties and equipment, at cost		8,674	6,909
Accumulated depreciation, depletion and amortization		(1,983)	(1,466)
Properties and equipment—net		$6,691	$5,443
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(a)	Estimated useful lives are presented as of December 31, 2017.

(b)	Proved properties are depreciated, depleted and amortized using the units-of-production method (see Note 1).

(c)	Unproved properties and construction in progress are not yet subject to depreciation and depletion.
Unproved properties consist primarily of non-producing leasehold in the Delaware Basin.
Asset Retirement Obligations
Our asset retirement obligations relate to producing wells, gathering well connections and related facilities. At the end of the useful life of each respective asset, we are legally obligated to plug producing wells and remove any related surface equipment and to cap gathering well connections at the wellhead and remove any related facility surface equipment.
A rollforward of our asset retirement obligations for the years ended 2017 and 2016 is presented below.

	2017	2016
	(Millions)
Balance, January 1	$40	$39
Liabilities incurred	5	5
Liabilities settled	(11)	(6)
Estimate revisions	3	—
Accretion expense(a)	2	2
Balance, December 31	$39	$40
Amount reflected as current	$7	$5
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(a)	Accretion expense is included in lease and facility operating expense on the Consolidated Statements of Operations.